Equity	12 Months Ended
Dec. 31, 2025
Federal Home Loan Banks [Abstract]
Equity
NOTE 14—Equity:

a.	Ordinary shares and ADSs
As of December 31, 2025 and 2024, Teva had approximately 1.3 billion and 1.2 billion ordinary shares issued respectively. Teva ordinary shares are traded on the
Tel-Aviv
Stock Exchange and on the New York Stock Exchange, in the form of American Depositary Shares (“ADSs”), each of which represents one ordinary share.

b.	Stock-based compensation plans
Stock-based compensation plans are comprised of stock options, RSUs, PSUs, and other equity-based awards to employees, officers, directors and consultants of the Company and its affiliates. The purpose of the plans is to (a) attract, retain, motivate, and reward such individuals, and (b) promote the creation of long-term value for shareholders of the Company by closely aligning the interests of such individuals with those of the shareholders.
On June 29, 2010, the Teva 2010 Long-Term Equity-Based Incentive Plan (“2010 Plan”) was approved by Teva’s shareholders, under which 70 million equivalent share units, including options exercisable into ordinary shares, RSUs and PSUs, were approved for grant. The 2010 Plan expired on June 28, 2015 (except with respect to awards outstanding on that date), and no additional awards under the 2010 Plan may be made.

On September 3, 2015, the Teva 2015 Long-Term Equity-Based Incentive Plan (“2015 Plan”) was approved by Teva’s shareholders, under which 43.7 million equivalent share units, including options exercisable into ordinary shares, RSUs and PSUs, were approved for grant.
On April 18, 2016 and July 13, 2017, Teva’s shareholders approved an increase of an additional 33.3 million and 65 million, equivalent share units, respectively, to the share reserve of the 2015 Plan, so that a total of 77 million and 142 million, equivalent share units, respectively, including options exercisable into ordinary shares, RSUs and PSUs, were approved for grant.
The 2015 Plan expired on June 30, 2020 (except with respect to awards outstanding on that date), and no additional awards under the 2015 Plan may be made.
On June 11, 2020, the Teva 2020 Long-Term Equity-Based Incentive Plan (“2020 Plan”) was approved by Teva’s shareholders and became effective on July 1, 2020. Under the 2020 Plan, 68 million shares, including options exercisable into ordinary shares, RSUs and PSUs, were approved for grant.

As of December 31, 2025, 52.1 million shares remain available for future awards under the 2020 Plan.
In the past, Teva had various employee-stock and incentive plans under which stock options and other share-based awards were granted. Stock options and other share-based awards granted under such prior plans continue in accordance with the terms of the respective plans.
The vesting period of the outstanding options and RSUs is generally between one to four years from grant date. The vesting period of PSUs is generally three years from grant date. The rights of ordinary shares obtained from the exercise of options, RSUs or PSUs are identical to those of other ordinary shares of the Company. The contractual term of these options is primarily for ten years.
Status of options
A summary of the status of the options previously granted by Teva as of December 31, 2025, 2024 and 2023, and changes during the years ended on those dates, is presented below (the number of options represents ordinary shares exercisable in respect thereof).

	Year ended December 31,
	2025		2024		2023
	Number (in thousands)	Weighted average exercise price	Number (in thousands)	Weighted average exercise price	Number (in thousands)	Weighted average exercise price
Balance outstanding at beginning of year	17,713	$36.96	22,703	$36.89	24,119	$36.83
Changes during the year:
Exercised	(2,541)	18.91	(1,284)	15.37	—	—
Forfeited	(581)	35.86	(1,211)	34.13	(885)	34.65
Expired	(2,722)	59.63	(2,495)	48.84	(531)	37.57

Balance outstanding at end of year	11,870	35.68	17,713	36.96	22,703	36.89

Balance exercisable at end of year	11,870	35.68	17,713	36.96	22,703	36.89

No options were granted during 2025, 2024 and 2023.
The following table summarizes information as of December 31, 2025 regarding the number of ordinary shares issuable upon vested options:

Number of ordinary shares issuable upon exercise of vested options
Range of exercise prices	Balance at end of period (in thousands)	Weighted average exercise price	Weighted average remaining life
	Number of shares	$	Years
$15.01 - $20.00	3,390	18.97	2.14
$20.01 - $25.00	26	22.48	2.61
$25.01 - $35.00	4,956	34.67	1.16
$35.01 - $45.00	57	37.70	0.92
$45.01 - $55.00	2,883	53.24	0.28
$55.01 - $65.00	558	55.83	0.12

Total	11,870	35.68	1.18

The aggregate intrinsic value represents the total
pre-tax
intrinsic value, based on the Company’s closing stock price of $31.21 on December 31, 2025, less the weighted average exercise price in each range. This represents the potential amount receivable by the option holders had all option holders exercised their options as of such date. The total number of in-the-money
options exercisable as of December 31, 2025
,
was 3.5 million.
The total intrinsic value of the options outstanding at the end of the years ended December 31, 2025 and 2024 was $42 million and $19 million respectively.
The total intrinsic value of options exercised during the years ended December 31, 2025 and 2024 was $17 million and $3 million based on the Company’s average stock price of $19.09 and $15.97 respectively.
No options were exercised during 2023.
Status of
non-vested
RSUs and PSUs
The following table summarizes information about the number of RSUs and PSUs granted and outstanding:

	Year ended December 31,
	2025		2024		2023
	Number (in thousands)	Weighted average grant date fair value	Number (in thousands)	Weighted average grant date fair value	Number (in thousands)	Weighted average grant date fair value
Balance outstanding at beginning of year	33,810	$10.46	35,664	$9.07	32,302	$9.11
Granted	12,037	16.11	11,557	13.66	16,608	9.77
Vested	(13,428)	9.48	(11,464)	9.46	(10,195)	10.28
Forfeited	(1,953)	6.58	(1,947)	9.81	(3,052)	9.81

Balance outstanding at end of year	30,466	13.14	33,810	10.46	35,664	9.07

The Company expenses compensation costs are based on the grant-date fair value. For the years ended December 31, 2025, 2024 and 2023, the Company recorded stock-based compensation costs as follows:

	Year ended December 31,
	2025	2024	2023
	(U.S. $ in millions)
RSUs and PSUs	157	123	121

Total stock-based compensation expense	157	123	121
Tax effect on stock-based compensation expense	14	11	11

Net effect	$143	$112	$110

As of December 31, 2025, the total unrecognized compensation cost before tax on RSUs and PSUs amounted to $
262
 million. The cost is expected to be recognized over a weighted average period of approximately
2.4
years. There were
no
unrecognized compensation costs related to employee stock options.

c.	Dividends
Teva has not paid dividends on Teva ordinary shares or ADSs since December 2017.

d.	Accumulated other comprehensive loss
The components of accumulated other comprehensive loss attributable to Teva are presented in the table below:

	Net Unrealized Gains (Losses)		Benefit Plans
	Foreign currency translation adjustments	Derivative financial instruments	Actuarial gains (losses) and prior service (costs) credits	Total
	(U.S. $ in millions)
Balance as of January 1, 2023	$(2,514)	(295)	(28)	(2,838)
Other comprehensive income (loss) before reclassifications	167	(1)	(17)	149
Amounts reclassified to the statements of income	—	30	(4)	26

Net other comprehensive income (loss) before tax	167	29	(21)	175
Corresponding income tax	(37)	—	3	(34)

Net other comprehensive income (loss) after tax*	130	29	(18)	141

Balance as of December 31, 2023	(2,384)	(266)	(46)	(2,697)

Other comprehensive income (loss) before reclassifications	(456)	—	(1)	(457)
Amounts reclassified to the statements of income	—	28	(6)	22

Net other comprehensive income (loss) before tax	(456)	28	(7)	(434)
Corresponding income tax	(17)	—	1	(16)

Net other comprehensive income (loss) after tax*	(473)	28	(6)	(450)

Balance as of December 31, 2024	(2,857)	(238)	(52)	(3,148)

Other comprehensive income (loss) before reclassifications	569	4	3	572
Amounts reclassified to the statements of income		35	12	51
Release of cumulative translation adjustments**	181	—	—	181

Net other comprehensive income (loss) before tax	750	39	15	804
Corresponding income tax	(45)	—	(2)	(47)

Net other comprehensive income (loss) after tax*	705	39	13	757

Balance as of December 31, 2025	$(2,152)	$(199)	$(39)	$(2,391)

*
Amounts do not include $27 million gain in 2025, $61 million l oss
in 2024 and $50 million loss in 2023 from foreign currency translation adjustments attributable to redeemable
and
non-redeemable
non-controlling
interests.

**	In connection with the sale of Teva’s business venture in Japan.